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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2006

If amended report check here:     [_]                     Amendment Number:

This Amendment (Check only one.)  [_] is a restatement.
                                  [_] adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total: $         166497.258
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          137.775           2500       SH         SOLE        00        2500
ALEXANDRIA REAL  COM     015271109          112.560           1200       SH         SOLE        00        1200
ALLEGHENY TECHN  COM     01741R102         5129.120          82475       SH         SOLE        00       82475
AMERICAN INTL G  COM     026874107        12727.685         192087       SH         SOLE        00      192087
ARCHSTONE SMITH  COM     039583109          141.544           2600       SH         SOLE        00        2600
AVON PRODS INC   COM     054303102         5537.656         180615       SH         SOLE        00      180615
BP PLC           SPONSO  055622104          114.109           1740       SH         SOLE        00        1740
BED BATH & BEYO  COM     075896100         7030.352         183752       SH         SOLE        00      183752
BOSTON PROPERTI  COM     101121101          144.676           1400       SH         SOLE        00        1400
BRISTOL MYERS S  COM     110122108          149.520           6000       SH         SOLE        00        6000
CAMDEN PPTY TR   SH BEN  133131102          136.818           1800       SH         SOLE        00        1800
CAPITAL ONE FIN  COM     14040H105         6317.185          80310       SH         SOLE        00       80310
CISCO SYS INC    COM     17275R102         7764.968         337622       SH         SOLE        00      337622
CITIGROUP INC    COM     172967101         7127.496         143497       SH         SOLE        00      143497
COACH INC        COM     189754104         5082.772         147755       SH         SOLE        00      147755
CONSOLIDATED ED  COM     209115104           46.200           1000       SH         SOLE        00        1000
COUSINS PPTYS I  COM     222795106          116.314           3400       SH         SOLE        00        3400
DEVELOPERS DIVE  COM     251591103          122.672           2200       SH         SOLE        00        2200
DUKE REALTY COR  COM NE  264411505          115.785           3100       SH         SOLE        00        3100
E M C CORP MASS  COM     268648102         6103.211         509450       SH         SOLE        00      509450
EBAY INC         COM     278642103         5178.224         182589       SH         SOLE        00      182589
EQUITY OFFICE P  COM     294741103          123.256           3100       SH         SOLE        00        3100
EQUITY ONE       COM     294752100          107.865           4500       SH         SOLE        00        4500
EQUITY RESIDENT  SH BEN  29476L107          136.566           2700       SH         SOLE        00        2700
ESSEX PPTY TR I  COM     297178105          133.540           1100       SH         SOLE        00        1100
EXXON MOBIL COR  COM     30231G102          254.980           3800       SH         SOLE        00        3800
FEDEX CORP       COM     31428X106         3173.999          29205       SH         SOLE        00       29205
GENENTECH INC    COM NE  368710406            3.308             40       SH         SOLE        00          40
GENERAL ELECTRI  COM     369604103         7185.315         203550       SH         SOLE        00      203550
ISTAR FINL INC   COM     45031U101          100.080           2400       SH         SOLE        00        2400
ILLINOIS TOOL W  COM     452308109         4914.530         109455       SH         SOLE        00      109455
INTEL CORP       COM     458140100         7075.813         343987       SH         SOLE        00      343987
INVITROGEN CORP  COM     46185R100         4852.133          76520       SH         SOLE        00       76520
JOHNSON & JOHNS  COM     478160104         7590.252         116881       SH         SOLE        00      116881
KIMCO REALTY CO  COM     49446R109          128.610           3000       SH         SOLE        00        3000
MEDTRONIC INC    COM     585055106         6138.904         132190       SH         SOLE        00      132190
MERRILL LYNCH &  COM     590188108         7008.903          89605       SH         SOLE        00       89605
MICROSOFT CORP   COM     594918104         8805.966         322197       SH         SOLE        00      322197
NATIONAL OILWEL  COM     637071101         3006.835          51355       SH         SOLE        00       51355
NEWCASTLE INVT   COM     65105M108           82.230           3000       SH         SOLE        00        3000
OPENWAVE SYS IN  COM NE  683718308            0.309             33       SH         SOLE        00          33
PEPSICO INC      COM     713448108           21.210            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         7671.096         270490       SH         SOLE        00      270490
PROLOGIS         SH BEN  743410102          125.532           2200       SH         SOLE        00        2200
QUALCOMM INC     COM     747525103         3360.921          92460       SH         SOLE        00       92460
SCANA CORP NEW   COM     80589M102           10.068            250       SH         SOLE        00         250
SIMON PPTY GROU  COM     828806109          117.806           1300       SH         SOLE        00        1300
STRYKER CORP     COM     863667101         7359.404         148405       SH         SOLE        00      148405
SYSCO CORP       COM     871829107         7443.629         222530       SH         SOLE        00      222530
UNIT CORP        COM     909218109         2813.824          61210       SH         SOLE        00       61210
VORNADO RLTY TR  SH BEN  929042109          109.000           1000       SH         SOLE        00        1000
WAL MART STORES  COM     931142103         7250.780         147015       SH         SOLE        00      147015
ZIMMER HLDGS IN  COM     98956P102           54.000            800       SH         SOLE        00         800